OTHER CURRENT ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS	OTHER CURRENT ASSETSOther current assets primarily includes user-held fractional shares for our fractional share program and prepaid expenses, and to a lesser extent securities owned by us for the promotional stock referral and fractional shares program, and other receivables. We classify prepayments made under contracts as prepaid expenses and expense them over the contract terms. Prepaid expenses primarily include prepayments on cloud infrastructure and other software services, capitalized deferred offering costs for our IPO and prepayments on insurance.
The following table presents the detail of other current assets:

	December 31,	June 30,
(in thousands)	2020	2021
User-held fractional shares	$802,483	$1,430,855
Prepaid expenses	28,629	67,412
Securities owned	3,222	18,874
Other	16,804	25,761
Total other current assets	$851,138	$1,542,902
OTHER CURRENT ASSETS
The following table presents the detail of other current assets:

	December 31,
(in thousands)	2019	2020
User-held fractional shares	$—	$802,483
Prepaid expenses	17,159	28,629
Securities owned	2,997	3,222
Other	8,186	16,804
Total other current assets	$28,342	$851,138